Other Current and Non-current Assets - Narratives (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 09, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Current and Non-current Assets
Marketable securities, fair value		$ 120,244	$ 60,850
Gain/loss on investment		29,541	(25,179)	$ 17,867
Dividend income		$ 1,680	$ 9,276	$ 1,056
SBLK Common Stock
Other Current and Non-current Assets
Marketable securities owned			4,070,214
SBLK Common Stock
Other Current and Non-current Assets
Number of shares of marketable securities acquired		2,185,967
Amount paid to acquire marketable securities		$ 29,900
Marketable securities owned		6,256,181
Eagle Bulk Shipping Inc. | SBLK Common Stock
Other Current and Non-current Assets
Common stock of SBLK received in exchange for each share of EGLE common stock owned	2.6211
Eagle Bulk Shipping Inc.
Other Current and Non-current Assets
Marketable securities, fair value		$ 120,200	$ 60,900